Capital Management (Tables)	12 Months Ended
Dec. 31, 2019
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Schedule of Consolidated Capital
Consolidated capital

As at December 31,	2019	2018
Total equity	$50,106	$47,151
Adjusted for AOCI loss on cash flow hedges	(143)	(127)
Total equity excluding AOCI on cash flow hedges	50,249	47,278
Qualifying capital instruments	7,120	8,732
Consolidated capital	$57,369	$56,010
(b) Restrictions on dividends and capital distributions